Pay vs Performance Disclosure	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The table below provides information on the compensation for our CEO and the average compensation for our other NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the compensation “actually paid” to such individuals, as defined under SEC rules, for each of 2025, 2024, 2023, 2022 and 2021. The table also provides information on our cumulative TSR, the cumulative TSR of our peer group, Net Income and Adjusted EBITDA.

			AVERAGE SUMMARY	AVERAGE	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR (a)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1) ($) (b)	COMPENSATION ACTUALLY PAID TO PEO(2) ($) (c)	COMPENSATION TABLE TOTAL FOR NON-PEO NEOs(1) ($) (d)	COMPENSATION ACTUALLY PAID TO NON-PEO NEOs(2) ($) (e)	TOTAL SHAREHOLDER RETURN(3)(5) ($) (f)	PEER GROUP TOTAL SHAREHOLDER RETURN(3)(5) ($) (g)	NET INCOME ($ IN BILLIONS)(4)(5) (h)	ADJUSTED EBITDA* ($ IN BILLIONS)(5)(6) (i)

2025	35,148,413	13,692,402	27,055,708	18,130,063	65.57	96.29	19.7	37.4
2024	33,861,622	(1,594,783)	15,748,397	3,810,943	79.33	92.14	15.9	38.1
2023	35,473,666	71,202,103	14,498,736	27,073,830	89.99	77.65	15.1	37.6
2022	32,069,850	(4,091,854)	24,672,250	10,501,980	69.73	70.97	4.9	36.5
2021	33,978,581	31,854,876	21,905,224	20,790,358	97.78	91.76	13.8	34.7

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Compensation for our PEO, Mr. Roberts, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEO NEOs in 2023 through 2025 is for Messrs. Cavanagh, Armstrong, Reid and Ms. Khoury, and in 2022 and 2021 is for Messrs. Cavanagh, Jeffrey Shell and David N. Watson and Ms. Dana Strong.

Peer Group Issuers, Footnote
(3)
TSR is cumulative for the measurement period beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The composition of the peer group (the “TSR Peer Group”) is the “Peer Group Index” set forth in the Stock Performance Graph of our Annual Report on Form 10-K for the year ended December 31, 2025.

PEO Total Compensation Amount	$ 35,148,413	$ 33,861,622	$ 35,473,666	$ 32,069,850	$ 33,978,581
PEO Actually Paid Compensation Amount	$ 13,692,402	(1,594,783)	71,202,103	(4,091,854)	31,854,876
Adjustment To PEO Compensation, Footnote
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in columns (b) and (d) in the above table, adjusted in the table below, as determined in accordance with SEC rules. For awards that remain unvested or unexercised as of the end of the year, the ultimate value that will be realized upon vesting or upon exercise may be more or less than the current fair value below. See the “Option Exercises and Stock Vested” table on page 48 for the value of any such amounts received in 2025.

	LESS STOCK/ OPTION AWARD VALUE REPORTED IN SUMMARY COMPENSATION TABLE FOR THE COVERED YEAR ($)	PLUS FAIR VALUE FOR UNVESTED AWARDS GRANTED IN THE COVERED YEAR ($)	CHANGE IN FAIR VALUE OF OUTSTANDING UNVESTED AWARDS FROM PRIOR YEARS ($)	CHANGE IN FAIR VALUE OF AWARDS FROM PRIOR YEARS THAT VESTED IN THE COVERED YEAR ($)	LESS FAIR VALUE OF AWARDS FORFEITED DURING THE COVERED YEAR ($)	NET ADJUSTMENT ($)

PEO 2025	(23,473,076)	17,547,275	(14,451,031)	(1,079,179)	—	(21,456,011)
PEO 2024	(23,661,136)	20,370,845	(31,470,573)	(695,540)	—	(35,456,405)
PEO 2023	(24,224,618)	42,115,795	18,326,999	(489,739)	—	35,728,437
PEO 2022	(21,863,723)	22,285,379	(31,633,629)	(4,949,732)	—	(36,161,704)
PEO 2021	(21,988,022)	21,524,528	(5,141,104)	3,480,893	—	(2,123,705)
Non-PEO NEOs 2025	(19,639,615)	17,295,943	(6,307,148)	(274,825)	—	(8,925,645)
Non-PEO NEOs 2024	(8,834,453)	7,605,951	(10,468,514)	(240,438)	—	(11,937,454)
Non-PEO NEOs 2023	(7,636,176)	13,275,920	6,995,673	(60,324)	—	12,575,094
Non-PEO NEOs 2022	(15,386,069)	15,604,969	(12,701,844)	(1,687,326)	—	(14,170,270)
Non-PEO NEOs 2021	(10,410,915)	10,191,675	(1,844,037)	948,410	—	(1,114,866)

Fair values are calculated in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates. Stock option fair values were calculated using the Black-Scholes option pricing model, determined based on the same methodology as used to determine grant date fair values but using the common stock closing price on the applicable revaluation date, and in all cases based on volatility, term to exercise, dividend yields and interest rates determined as of the revaluation date. For PSUs, fair values were calculated using a Monte Carlo simulation model, determined based on the probable outcome of the performance condition as of the applicable year-end revaluation date(s).

No awards were granted and vested within the same year in any period covered by the table above, and no dividends, dividend equivalents or other earnings are paid on equity awards prior to their vesting dates.

Non-PEO NEO Average Total Compensation Amount	$ 27,055,708	15,748,397	14,498,736	24,672,250	21,905,224
Non-PEO NEO Average Compensation Actually Paid Amount	$ 18,130,063	$ 3,810,943	$ 27,073,830	$ 10,501,980	20,790,358
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in columns (b) and (d) in the above table, adjusted in the table below, as determined in accordance with SEC rules. For awards that remain unvested or unexercised as of the end of the year, the ultimate value that will be realized upon vesting or upon exercise may be more or less than the current fair value below. See the “Option Exercises and Stock Vested” table on page 48 for the value of any such amounts received in 2025.

	LESS STOCK/ OPTION AWARD VALUE REPORTED IN SUMMARY COMPENSATION TABLE FOR THE COVERED YEAR ($)	PLUS FAIR VALUE FOR UNVESTED AWARDS GRANTED IN THE COVERED YEAR ($)	CHANGE IN FAIR VALUE OF OUTSTANDING UNVESTED AWARDS FROM PRIOR YEARS ($)	CHANGE IN FAIR VALUE OF AWARDS FROM PRIOR YEARS THAT VESTED IN THE COVERED YEAR ($)	LESS FAIR VALUE OF AWARDS FORFEITED DURING THE COVERED YEAR ($)	NET ADJUSTMENT ($)

PEO 2025	(23,473,076)	17,547,275	(14,451,031)	(1,079,179)	—	(21,456,011)
PEO 2024	(23,661,136)	20,370,845	(31,470,573)	(695,540)	—	(35,456,405)
PEO 2023	(24,224,618)	42,115,795	18,326,999	(489,739)	—	35,728,437
PEO 2022	(21,863,723)	22,285,379	(31,633,629)	(4,949,732)	—	(36,161,704)
PEO 2021	(21,988,022)	21,524,528	(5,141,104)	3,480,893	—	(2,123,705)
Non-PEO NEOs 2025	(19,639,615)	17,295,943	(6,307,148)	(274,825)	—	(8,925,645)
Non-PEO NEOs 2024	(8,834,453)	7,605,951	(10,468,514)	(240,438)	—	(11,937,454)
Non-PEO NEOs 2023	(7,636,176)	13,275,920	6,995,673	(60,324)	—	12,575,094
Non-PEO NEOs 2022	(15,386,069)	15,604,969	(12,701,844)	(1,687,326)	—	(14,170,270)
Non-PEO NEOs 2021	(10,410,915)	10,191,675	(1,844,037)	948,410	—	(1,114,866)

Fair values are calculated in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates. Stock option fair values were calculated using the Black-Scholes option pricing model, determined based on the same methodology as used to determine grant date fair values but using the common stock closing price on the applicable revaluation date, and in all cases based on volatility, term to exercise, dividend yields and interest rates determined as of the revaluation date. For PSUs, fair values were calculated using a Monte Carlo simulation model, determined based on the probable outcome of the performance condition as of the applicable year-end revaluation date(s).

No awards were granted and vested within the same year in any period covered by the table above, and no dividends, dividend equivalents or other earnings are paid on equity awards prior to their vesting dates.

Tabular List, Table
(6)
The following table sets forth an unranked list of the financial performance measures “most important” in 2025 for linking our NEOs’ compensation “actually paid” to company performance, which are the financial measures used in our annual cash bonus and long-term incentive program, as specifically listed below.

Performance Measure

Adjusted EBITDA

Free Cash Flow

Revenue

ROIC

Adjusted EPS growth (relative to S&P 100 EPS)

	These financial quantitative measures generally reflect those used internally to measure our performance and externally to report to investors, and we believe that, taken together, they provide a holistic measure of company growth, shareholder value and overall financial performance. We do not consider any one of the above performance measures to be the single most important financial measure for our company or executive compensation design. However, for purposes of compiling the above table in compliance with the SEC rules, which require us to present one of these most important measures, we are presenting Adjusted EBITDA. For more detail on these measures and why we believe that they are important in structuring our incentive compensation programs and linking pay with performance, please see the discussion under “Our Approach to Compensation” on page
Total Shareholder Return Amount					97.78	$ 69.73	$ 89.99	$ 79.33	$ 65.57
Peer Group Total Shareholder Return Amount					$ 91.76	$ 70.97	$ 77.65	$ 92.14	$ 96.29
Company Selected Measure Amount	37,400,000,000	38,100,000,000	37,600,000,000	36,500,000,000	34,700,000,000
PEO Name	Mr. Roberts	Mr. Roberts	Mr. Roberts	Mr. Roberts	Mr. Roberts
Compensation "Actually Paid" to PEO, YOY CHANGE	9.59	(1.02)	18.40	(1.13)		(1.13)	18.40	(1.02)	9.59
Average Compensation "Actually Paid" to non-PEOs, YOY CHANGE	3.76	(0.86)	1.58	(0.49)		(0.49)	1.58	(0.86)	3.76
Profit Loss, YOY CHANGE	0.24	0.05	2.08	(0.64)		(0.64)	2.08	0.05	0.24
Adjusted EBITDA, YOY CHANGE	(0.02)	0.01	0.03	0.05		0.05	0.03	0.01	(0.02)
Company's Cumulative TSR,YOY CHANGE	(0.17)	(0.12)	0.29	(0.29)		(0.29)	0.29	(0.12)	(0.17)
Peer Group Cumulative TSR, YOY CHANGE	0.04	0.19	0.09	(0.23)		(0.23)	0.09	0.19	0.04
Net Income	$ 19,700,000,000	$ 15,900,000,000	$ 15,100,000,000	$ 4,900,000,000	$ 13,800,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	ROIC
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted EPS growth (relative to S&P 100 EPS)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (21,456,011)	(35,456,405)	35,728,437	(36,161,704)	(2,123,705)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,473,076)	(23,661,136)	(24,224,618)	(21,863,723)	(21,988,022)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,547,275	20,370,845	42,115,795	22,285,379	21,524,528
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,451,031)	(31,470,573)	18,326,999	(31,633,629)	(5,141,104)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,079,179)	(695,540)	(489,739)	(4,949,732)	3,480,893
PEO | Less Fair Value Of Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,925,645)	(11,937,454)	12,575,094	(14,170,270)	(1,114,866)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,639,615)	(8,834,453)	(7,636,176)	(15,386,069)	(10,410,915)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,295,943	7,605,951	13,275,920	15,604,969	10,191,675
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,307,148)	(10,468,514)	6,995,673	(12,701,844)	(1,844,037)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(274,825)	(240,438)	(60,324)	(1,687,326)	948,410
Non-PEO NEO | Less Fair Value Of Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0